FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Financial Instruments At Fair Value
Below are the Plan’s financial instruments carried at fair value on a recurring basis by their ASC 820 fair value hierarchy levels:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$105,677,096	$—	$—	$105,677,096
Common collective trust funds	517,922,365	—	—	517,922,365
Commingled funds	1,661,018,168	—	—	1,661,018,168
Common stock fund	110,927,387	—	—	110,927,387
Investments at fair value	$2,395,545,016	$—	$—	$2,395,545,016

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$67,491,333	$—	$—	$67,491,333
Common collective trust fund	514,081,762	—	—	514,081,762
Commingled funds	1,389,307,804	—	—	1,389,307,804
Common stock fund	81,113,550	—	—	81,113,550
Investments at fair value	$2,051,994,449	$—	$—	$2,051,994,449